Summary of Significant Accounting Policies (Revenue Recognition, Adoption of ASC 606, Revenues Disaggregated by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues Disaggregated by Products and Services [Line Items]
Revenues	$ 598,399	$ 600,672	$ 733,872
ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	598,399	600,672	733,872
ASC 606 [Member] | Brand Advertising [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	73,465	88,689	103,233
Sohu [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	92,228	115,961	141,586
Sohu [Member] | ASC 606 [Member] | Brand Advertising [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	69,683	83,675	96,371
Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	506,171	484,711	592,286
Changyou [Member] | ASC 606 [Member] | Brand Advertising [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	3,782	5,014	6,862
Online games [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	502,389	479,697	585,424
PC games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	359,293	368,721	425,744
PC games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
PC games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	359,293	368,721	425,744
Mobile games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	143,096	110,976	159,680
Mobile games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Mobile games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	143,096	110,976	159,680
Others [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	22,545	32,286	45,215
Others [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	22,545	32,286	45,215
Others [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	$ 0	$ 0	$ 0